Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
STKd 100% MSTR & 100% COIN ETF
Shareholder Report [Line Items]
Fund Name	STKd 100% MSTR & 100% COIN ETF
Class Name	STKd 100% MSTR & 100% COIN ETF
Trading Symbol	APED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STKd 100% MSTR & 100% COIN ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/aped/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% MSTR & 100% COIN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 599-9888
Additional Information Website	https://quantifyfunds.com/singlestocketfpairs/aped/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% MSTR & 100% COIN ETF	$54	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 1,582,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 3,914
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$1,582
Number of Holdings	3
Total Advisory Fee	$3,914
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	16.1
Coinbase Global, Inc. Swap	0.0*
MicroStrategy, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

STKd 100% NVDA & 100% AMD ETF
Shareholder Report [Line Items]
Fund Name	STKd 100% NVDA & 100% AMD ETF
Class Name	STKd 100% NVDA & 100% AMD ETF
Trading Symbol	LAYS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STKd 100% NVDA & 100% AMD ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/lays/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% NVDA & 100% AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 599-9888
Additional Information Website	https://quantifyfunds.com/singlestocketfpairs/lays/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% NVDA & 100% AMD ETF	$55	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 1,624,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 4,195
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$1,624
Number of Holdings	3
Total Advisory Fee	$4,195
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	24.8
Advanced Micro Devices, Inc. Swap	0.0*
NVIDIA Corp. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

STKd 100% SMCI & 100% NVDA ETF
Shareholder Report [Line Items]
Fund Name	STKd 100% SMCI & 100% NVDA ETF
Class Name	STKd 100% SMCI & 100% NVDA ETF
Trading Symbol	SPCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STKd 100% SMCI & 100% NVDA ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/spcy/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% SMCI & 100% NVDA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 599-9888
Additional Information Website	https://quantifyfunds.com/singlestocketfpairs/spcy/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% SMCI & 100% NVDA ETF	$51	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 714,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 1,937
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$714
Number of Holdings	3
Total Advisory Fee	$1,937
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	10.3
NVIDIA Corp. Swap	0.0*
Super Micro Computers, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.

STKd 100% UBER & 100% TSLA ETF
Shareholder Report [Line Items]
Fund Name	STKd 100% UBER & 100% TSLA ETF
Class Name	STKd 100% UBER & 100% TSLA ETF
Trading Symbol	ZIPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STKd 100% UBER & 100% TSLA ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://quantifyfunds.com/singlestocketfpairs/zipp/. You can also request this information by contacting us at (844) 599-9888 or by writing to STKd 100% UBER & 100% TSLA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 599-9888
Additional Information Website	https://quantifyfunds.com/singlestocketfpairs/zipp/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% UBER & 100% TSLA ETF	$47	1.29%
The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on March 5, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 618,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 2,082
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$618
Number of Holdings	3
Total Advisory Fee	$2,082
Portfolio Turnover Rate	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Holdings	(Percentage of Net Assets)
First American Government Obligations Fund - Class X, 4.25%	4.5
Tesla, Inc. Swap	0.0*
Uber Technologies, Inc. Swap	0.0*
*	Percentages for swap contracts are based unrealized appreciation (depreciation). As of period end, there are no upfront payments or receipts associated with total return swaps.